Virtus Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—27.7%
Agency—9.5%
Federal National Mortgage Association
Pool #AN0777 2.750%, 11/1/21	$458	$459
Pool #AM2292 (1 month LIBOR + 0.350%) 0.469%, 1/1/23(1)	283	283
Pool #AN4300 (1 month LIBOR + 0.560%) 0.679%, 1/1/24(1)	463	463
FRESB Mortgage Trust
2015-SB7, A5 (1 month LIBOR + 0.700%) 0.819%, 9/25/35(1)	155	155
2016-SB16, A5H 2.130%, 5/25/36(1)	485	484
2016-SB23, A7H 2.200%, 9/25/36(1)	747	764
2018-SB50, A5H 3.000%, 4/25/38(1)	372	381
Small Business Administration Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	1,300	1,296
		4,285

Non-Agency—18.2%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 0.828%, 3/15/37(1)(2)	1,000	990
BX Commercial Mortgage Trust 2018-BIOA, A (1 month LIBOR + 0.671%) 144A 0.777%, 3/15/37(1)(2)	1,000	1,000
Cold Storage Trust 2020-ICE5, A (1 month LIBOR + 0.900%) 144A 1.006%, 11/15/37(1)(2)	983	984
GS Mortgage Securities Corp. Trust 2021-RENT, A (1 month LIBOR + 0.700%) 144A 0.811%, 11/21/35(1)(2)	1,000	1,000
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%) 144A 1.256%, 5/15/38(1)(2)	1,180	1,181
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6, ASB 3.144%, 5/15/45	295	299
MAD Mortgage Trust 2017-330M, A 144A 2.976%, 8/15/34(1)(2)	1,000	1,041
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month LIBOR + 1.150%) 144A 1.256%, 2/15/40(1)(2)	280	281
WFRBS Commercial Mortgage Trust 2012-C8, AFL (1 month LIBOR + 1.000%) 144A 1.108%, 8/15/45(1)(2)	1,503	1,504
		8,280

Total Mortgage-Backed Securities (Identified Cost $12,540)		12,565

Asset-Backed Securities—21.5%
Credit Card—13.5%
American Express Credit Account Master Trust 2017-5, B (1 month LIBOR + 0.580%) 0.686%, 2/18/25(1)	1,570	1,576
	Par Value	Value

Credit Card—continued
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 0.791%, 5/15/28(1)	$1,253	$1,238
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.876%, 5/14/29(1)	1,100	1,115
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 0.706%, 12/15/26(1)	1,100	1,112
World Financial Network Credit Card Master Trust 2016-A, M 2.330%, 4/15/25	1,110	1,114
		6,155

Other—4.4%
Domino’s Pizza Master Issuer LLC 2017-1A, A2I (3 month LIBOR + 1.250%) 144A 1.468%, 7/25/47(1)(2)	1,223	1,223
Taco Bell Funding LLC 2018-1A, A2I 144A 4.318%, 11/25/48(2)	758	761
		1,984

Student Loan—3.6%
SLM Student Loan Trust
2005-4, A3 (3 month LIBOR + 0.120%) 0.338%, 1/25/27(1)	451	450
2005-7, A4 (3 month LIBOR + 0.150%) 0.368%, 10/25/29(1)	1,047	1,039
2005-8, A4 (3 month LIBOR + 0.550%) 0.768%, 1/25/28(1)	147	147
		1,636

Total Asset-Backed Securities (Identified Cost $9,712)		9,775

Corporate Bonds and Notes—47.9%
Communication Services—4.4%
AT&T, Inc. (SOFRRATE + 0.640%) 0.650%, 3/25/24(1)	1,000	1,001
Verizon Communications, Inc. (SOFRRATE + 0.500%) 0.510%, 3/22/24(1)	1,000	1,003
		2,004

Consumer Discretionary—3.6%
BMW US Capital LLC (3 month LIBOR + 0.500%) 144A 0.698%, 8/13/21(1)(2)	900	901
Eaton Corp. 2.750%, 11/2/22	494	512
Ralph Lauren Corp. 1.700%, 6/15/22	228	232
		1,645

Consumer Staples—2.0%
7-Eleven, Inc. 144A 0.800%, 2/10/24(2)	420	419
See Notes to Schedule of Investments

Virtus Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Estee Lauder Cos., Inc. (The) 1.700%, 5/10/21	$455	$455
		874

Energy—3.8%
HollyFrontier Corp. 2.625%, 10/1/23	528	544
Marathon Petroleum Corp. 4.500%, 5/1/23	445	477
Pioneer Natural Resources Co. 0.750%, 1/15/24	705	703
		1,724

Financials—19.9%
American Express Co. (3 month LIBOR + 0.525%) 0.717%, 5/17/21(1)	890	890
Bank of America Corp. (3 month LIBOR + 0.650%) 0.851%, 6/25/22(1)	635	636
Bank of Montreal (3 month LIBOR + 0.460%) 0.685%, 4/13/21(1)	740	740
Barclays plc 1.007%, 12/10/24	630	629
Citigroup, Inc. (3 month LIBOR + 1.070%) 1.246%, 12/8/21(1)	450	453
Cooperatieve Rabobank UA (3 month LIBOR + 0.430%) 0.645%, 4/26/21(1)	440	440
Credit Suisse AG
0.495%, 2/2/24	465	460
(SOFRRATE + 0.450%) 0.470%, 2/4/22(1)	535	535
General Motors Financial Co., Inc. 1.700%, 8/18/23	1,185	1,207
John Deere Capital Corp. (3 month LIBOR + 0.400%) 0.576%, 6/7/21(1)	840	841
New York Life Global Funding (3 month LIBOR + 0.320%) 144A 0.513%, 8/6/21(1)(2)	440	440
PNC Bank NA (3 month LIBOR + 0.430%) 0.615%, 12/9/22(1)	750	752
Toyota Motor Credit Corp. (3 month LIBOR + 0.280%) 0.505%, 4/13/21(1)	173	173
Wells Fargo & Co.
2.100%, 7/26/21	380	382
1.654%, 6/2/24	457	467
		9,045

Health Care—2.6%
AbbVie, Inc. (3 month LIBOR + 0.460%) 0.641%, 11/19/21(1)	800	801
UnitedHealth Group, Inc. (3 month LIBOR + 0.260%) 0.444%, 6/15/21(1)	383	383
		1,184

Industrials—5.0%
Boeing Co. (The) 4.508%, 5/1/23	1,140	1,220
General Electric Co. 2.700%, 10/9/22	420	434
	Par Value	Value

Industrials—continued
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(2)	$574	$600
		2,254

Information Technology—0.8%
Intuit, Inc. 0.650%, 7/15/23	371	373
Materials—1.6%
Newmont Corp. 3.500%, 3/15/22	685	700
Utilities—4.2%
Duke Energy Corp. (3 month LIBOR + 0.500%) 144A 0.698%, 5/14/21(1)(2)	850	850
Pacific Gas and Electric Co. 1.750%, 6/16/22	542	543
Southern Co. (The) 2.950%, 7/1/23	500	524
		1,917

Total Corporate Bonds and Notes (Identified Cost $21,574)		21,720

Total Long-Term Investments—97.1% (Identified Cost $43,826)		44,060

	Shares
Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	234,785	235
Total Short-Term Investment (Identified Cost $235)		235

TOTAL INVESTMENTS—97.6% (Identified Cost $44,061)		$44,295
Other assets and liabilities, net—2.4%		1,112
NET ASSETS—100.0%		$45,407

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
SOFRRATE	Secured Overnight Financing Rate

See Notes to Schedule of Investments

Virtus Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $13,175 or 29.0% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	92%
Switzerland	2
Canada	2
United Kingdom	2
Cayman Islands	1
Netherlands	1
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$9,775	$—	$9,775
Corporate Bonds and Notes	21,720	—	21,720
Mortgage-Backed Securities	12,565	—	12,565
Money Market Mutual Fund	235	235	—
Total Investments	$44,295	$235	$44,060
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX ULTRA-SHORT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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